BABSON BOND TRUST

Prospectus
March 31, 1999

A no-load mutual fund that emphasizes current income and offers shares in two portfolios:
Portfolio L (invests in longer term bonds)
Portfolio S (invests in shorter term bonds)

Shares of the Trust have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Babson BOND TRUST

Investment Counsel:
David L. Babson & Co., Inc.
Cambridge, Massachusetts

Managed and distributed by:
Jones & Babson, Inc.
Kansas City, Missouri

TABLE OF CONTENTS

Information About the Fund
Investment Objective and Principal Investment Strategies 		2
Principal Risk Factors                                                  2
Past Performance                                                        3
Fees and Expenses                                                       4
Management and Investment Counsel                                       6
Financial Highlights                                                    7

Information about Investing
How to Purchase Shares                                                  9
How to Redeem Shares                                                    9
Shareholder Services                                                    10
How Share Price is Determined                                           10
Dividends, Distributions and their Taxation                             11
Additional Policies about Transactions                                  12
Conducting Business with the Babson Funds                               13


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

The objective of Babson Bond Trust is to provide shareholders with maximum current income and reasonable stability of principal, consistent with its quality and maturity standards. To pursue this objective, the Trust offers shares of two separate portfolios of fixed income securities with differing maturity lengths. Portfolio L (which invests in longer term bonds) is expected to have a dollar weighted average maturity of more than five years. Portfolio S (which invests in shorter term bonds) is expected to have a dollar weighted average maturity of five years or less.

Each Portfolio may invest at time of purchase:
  At least 80% of its assets in debt securities to include: (1) direct or guaranteed obligations of the U.S.
government and its agencies, and (2) investment grade debt securities issued by corporations or other business organizations, including notes and bonds. Investment grade debt securities include all securities rated in the top four classifications by Moody's (Aaa, Aa, A and Baa) and Standard & Poor's (AAA, AA, A and BBB). The Fund will limit its investment in securities rated in the fourth classification (Baa and BBB) to a maximum of 25% of its assets. The Board of Trustees may change this policy without shareholder approval.
  In debt securities secured by specific assets of the issuing corporation (such as mortgage bonds and equipment trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer.
  Up to 25% of its assets in Yankee Bonds. Yankee Bonds are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S.
  In cash or short-term debt obligations.
  In variable rate master demand notes, which represent a borrowing agreement between an institutional lender and borrower.

The average weighted maturity of Portfolio L is currently maintained within a range of 7 to 15 years, and the average weighted maturity of Portfolio S is currently maintained within a range of 2 to 5 years unless management believes that an average weighted maturity outside these ranges best suits a Portfolio's objective. The Portfolios may shorten or lengthen portfolio maturities as interest rates change. If the bond rating of a security purchased by a Portfolio is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio into compliance with these investment policies as soon as reasonably practicable. The Portfolios may also respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in cash or short term debt obligations for temporary defensive purposes. Keep in mind that a temporary defensive strategy still has the potential to lose money. In addition, the Trust intends to maintain a position in cash or high quality short term debt obligations for reserves to cover redemptions and unanticipated expenses.

The Portfolios are not designed to offer a complete or balanced investment program.

PRINCIPAL RISK FACTORS

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with changes in interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. The fluctuations that are experienced by Portfolio L will likely be greater than those of Portfolio S, since longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast. As a result, the values of the Portfolios will go up or down. As with all mutual funds, there is a risk that you could lose money by investing in the Fund.

The amount of the dividends paid by a Portfolio will change based on the amount of income it earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal payments due to a Portfolio.

Fixed income securities rated in the fourth classification by Moody's (Baa) and S&P (BBB) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

While we cannot eliminate these risks, the Trust's Investment Counsel will try to minimize risk by selecting securities considered to be high quality and by diversifying - spreading the risk by putting each Portfolio's investment into a broad range of debt securities.

Variable rate master demand notes are not generally traded, and there is no secondary market. The securities are immediately repayable by the borrower at face value, plus accrued interest, at any time. The Trust monitors, on an ongoing basis, the issuer's earning power, cash flow and other liquidity ratios, and the borrower's ability to pay principal and interest on demand.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Fund's Investment Counsel is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect issuers whose securities may be purchased by the Portfolios. However, there is no way to be sure that these steps will completely protect the Trust from being affected.

PAST PERFORMANCE

The tables below provide an indication of the risks of investing in the Portfolios. The bar charts show how each Portfolio's return has changed from year to year. The next table shows how Portfolio L's and Portfolio S's average annual returns for certain periods compare with those of Lehman Brothers Aggregate Bond Index and Lehman Brothers Intermediate Government/Corporate Index, respectively. Each table reflects all expenses of the Portfolios and Trust and assumes that all dividends and capital gain distributions have been reinvested in new shares of the Portfolios. Past performance is not necessarily an indication of how a Portfolio will perform in the future.

Portfolio L

GRAPH -- Annual Total Return as of December 31 of Each Year

GRAPH -- Average Annual Total Return as of December 31, 1998

Portfolio S

GRAPH -- Annual Total Return as of December 31 of Each Year

GRAPH -- Average Annual Total Return as of December 31, 1998


FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Portfolio L

Shareholder Fees
(fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
        Redemption Fee                                                  None*
        Exchange Fee                                                    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
        Management Fees                                                 .95%
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  .02%
        Total Annual Fund Operating Expenses                            .97%

Fee Examples
The following examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year    3 Years   5 Years   10 Years
        $99       $309      $536      $1,190


FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Portfolio S

Shareholder Fees
(fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
        Redemption Fee                                                  None*
        Exchange Fee                                                    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
        Management Fees                                                 .95%*
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  .02%
        Total Annual Fund Operating Expenses                            .97%
*The manager has voluntarily agreed to a reduction in the management fee paid by the portfolio to .65% through March 31, 2000.

Fee Examples
The following examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year   3 Years  5 Years  10 Years
        $68      $214     $373     $835


MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1959. It began managing the Trust on March 1, 1972, and it acts as the Trust's principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Trust. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Trust are payable by the Trust. These expenses include taxes, interest, governmental charges and fees, including registration of the Trust with the Securities and Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Trust to maintain an extensive duplicate staff. Edward L. Martin has been the manager of Babson Bond Trust since 1984. Mr. Martin joined David L. Babson & Co. in 1984. He is a Chartered Financial Analyst with 27 years of investment management experience, and he heads the Babson fixed income department.

For its services, Portfolio L and Portfolio S pay Jones & Babson, Inc. a fee of 95/100 of one percent (.95%) of each Portfolio's average daily net assets. However, during the period from May 1, 1988 through March 31, 2000, Jones & Babson has agreed to voluntarily waive 30/100 of one percent (.30%) of the fee for Portfolio S. As a result, the fee paid by Portfolio S is 65/100 of one percent (.65%). The Management Agreement limits the liability of the Manager or its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson & Co. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Trust's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Trust's financial statements, are included in the annual report, which is available upon request.

Portfolio L
			For the Year Ended November 30th
                                          1998    1997    1996    1995    1994
Net asset value, beginning of period     $1.56   $1.55   $1.58   $1.47   $1.67
Income (loss) from investment operations:
 Net investment income (loss)             .094    .098    .107    .108    .108
 Net gains or losses on securities
  (both realized and unrealized)          .030    .010   (.030)   .110   (.149)
Total from investment operations          .124    .108    .077    .218   (.041)

Less distributions:
 Dividends (from net investment income)  (.094)  (.098)  (.107)  (.108)  (.108)
 Distributions (from capital gains)        -        -       -       -    (.051)
 Total distributions                     (.094)  (.098)  (.107)  (.108)  (.159)
Net asset value, end of period           $1.59   $1.56   $1.55   $1.58   $1.47

Total return                             8.13%    7.26%   5.17%  15.28%  (2.71)%

Ratios/Supplemental Data
Net assets, end of period (in millions)  $128     $132    $142    $161   $140
Ratio of expenses to average net assets   .97%    .97%    .97%    .97%   .97%
Ratio of net investment income to
   average net assets                    5.93%   6.38%   6.96%   7.06%   6.95%
Portfolio turnover rate                    43%     59%     61%     50%     40%


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Trust's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Trust's financial statements, are included in the annual report, which is available upon request.

Portfolio S
			For the Year Ended November 30th
                                          1998     1997   1996    1995    1994
Net asset value, beginning of period     $9.78    $9.77  $9.90   $9.43   $10.48
Income (loss) from investment operations:
 Net investment income (loss)             .582     .618   .692    .726     .694
 Net gains or losses on securities
  (both realized and unrealized)          .130     .010  (.130)   .470    (.899)
Total from investment operations          .712     .628   .562   1.196    (.205)

Less distributions:
 Dividends (from net investment income)  (.582)   (.618) (.692)  (.726)   (.694)
 Distributions (from capital gains)         -        -      -       -     (.151)
 Total distributions                     (.582)   (.618) (.692)  (.726)   (.845)
Net asset value, end of period           $9.91    $9.78  $9.77   $9.90    $9.43

Total return                             7.47%     6.70%  5.96%  13.10%  (2.06)%

Ratios/Supplemental Data
Net assets, end of period (in millions)   $38      $41     $34     $33     $30
Ratio of expenses to average net assets   .67%     .67%   .66%     .67%   .67%
Ratio of net investment income
   to average net assets                 5.90%    6.42%   7.10%   7.47%   7.02%
Ratio of expenses to average net assets
  before  voluntary reduction of
  management fee                          .97%     .97%    .96%    .97%    .97%
Portfolio turnover rate                    60%      65%     48%     57%     42%


HOW TO PURCHASE SHARES

No Load Fund
  There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 13 for details)
  By phone, mail or wire
  Through Automatic Monthly Investments
  Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
  $1,000 for most accounts
  $250 for IRA and Uniform Transfer (Gift) to Minors accounts
  $100 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Additional Investment
  $100 for purchases by phone or mail ($1,000 for wire purchases)
  $50 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Trust account at any time in the following amounts:
  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $1,000 or more for exchanges to another fund
  $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations.
  Traditional IRA accounts
  Roth IRA accounts
  Education IRA accounts
  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED
Shares of each Portfolio are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Trust, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from each Portfolio's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern
Time) on days when the Trust is open for business (generally the same days that the New York Stock Exchange is open for trading).

Debt securities (other than short-term obligations), including listed issues, are valued by a pricing service which uses both dealer-supplied valuations and electronic data processing techniques. These values take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. They do not exclusively rely on exchange or over-the-counter prices, so that they reflect more accurately the fair value of such securities. The Trust's Board of Trustees has approved the use of the pricing service. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Preferred stocks, common stocks and warrants, if listed on an exchange, will be valued at the last sale price on the principal exchange upon which the security is traded on the day it is valued. If not traded, or if unlisted, the security is valued at the mean between the last current bid and asked prices. If there are no such quotations or valuations, they are valued at fair value as determined by or at the direction of the Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

At the end of each business day, each Portfolio declares dividends from its net investment income. These dividends are payable to those who were shareholders of record at the end of the previous business day. On the last day of the month, all dividends declared during that month are credited to the accounts of those shareholders. Any net capital gains that a Portfolio has realized on the sale of securities, if any, will be declared annually on or before December 31. Your dividends and distributions will be reinvested automatically in additional shares of the same Portfolio, unless you have elected on your original application, or by written instructions filed with the Trust, to have them paid in cash. There are no fees or sales charges on reinvestments.

If at the time you close your account, there is net undistributed income, we will pay it to you by check on the next dividend distribution date. If you redeem some but not all your shares, any net undistributed credit will be distributed on the next dividend date as usual. Shares begin earning income on the day following the effective date of purchase. Income earned by a Portfolio on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business. However, on month-ends such dividend is declared as of the last day of the month.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Portfolio are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The Trust will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption on your individual tax return.

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Portfolios. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Portfolio shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - It is expected that only a small portion of the dividends paid by each Portfolio will qualify for the 70% dividends-received deduction for corporations. The Trust will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Trust and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Trust. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
  A redemption check sent to a different payee, bank or address than we have on file.
  A redemption check mailed to an address that has been changed within the last 30 days.
  A redemption for $50,000 or more in writing.
  A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Trust may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Trust nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE BABSON FUND

BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.
Availability of this service is subject to approval by the Trust and participating banks.

How To Sell Shares
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Trust's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares By Wire
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.


BY MAIL

Initial Purchases and all Redemptions:
D.L. Babson Bond Trust
(designate Portfolio L or S)
P.O. Box 419757
Kansas City, MO 64141-6757

Subsequent Purchases:
D.L. Babson Bond Trust
(designate Portfolio L or S)
P.O. Box 419779
Kansas City, MO 64141-6779

How To Open An Account
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

How To Add To An Account
Make your check ($50 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares By Wire
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For D.L. Babson Bond Trust
  Portfolio L/AC=987032-6256
  Portfolio S/AC=987032-6248
OBI=(your account number and account name)

How To Open An Account
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How To Add To An Account
Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares By Wire
Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Trust or you cancel the plan.

How To Exchange Shares By Wire
Monthly Exchanges:
You may authorize monthly exchanges from your account
($100 minimum) to another
Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


EQUITIES

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

*Closed to new investors.

FIXED INCOME

Bond Trust
Money Market Fund
Tax-Free Income Fund

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Trust and is incorporated by reference into this Prospectus. The Trust's annual and semi-annual reports to shareholders contain additional information about the Trust's investments. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Trust as shown below. You also may call the toll free number given below to request other information about the Trust and to make shareholder inquiries.

You may review and copy the SAI and other information about the Trust by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

BABSON FUNDS
Jones & Babson Distributors
A Member of the Generali Group

P.O. Box 419757, Kansas City, MO 64141-6757

1-800-4-babson
(1-800-422-2766)

www.babsonfunds.com

811-00495
JB7B
3/99








PART B

D. L. BABSON BOND TRUST

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Trust's current
Prospectus dated March 31, 1999.  To obtain the
Prospectus or Annual Report to Shareholders, please call the Trust toll-free at 1-800-4-BABSON (1-800-
422-2766), or in the Kansas City area 751-5900.
Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.


 TABLE OF CONTENTS
                                                        Page

Investment Objective, Strategies and Risks              2
 Repurchase Agreements                                  2
 Repurchase Agreement Risk Factors                      2
 Cash Management                                        2
 Investment Restrictions                                2
 Portfolio Transactions                                 3
Performance Measures                                    4
Total Return                                            4
How the Trust's Shares are Distributed                  5
Purchase and Redemption Services                        5
How Share Purchases are Handled                         6
Redemption of Shares                                    6
Management and Investment Counsel                       7
Trustees and Officers                                   8
Compensation Table                                      9
Holidays                                                9
Dividends, Distributions and their Taxation             9
General Information and History                         11
Custodian                                               11
Transfer Agent                                          11
Independent Auditors                                    12
Other Jones & Babson Funds                              12
Fixed Income Securities Described and Ratings           13
Financial Statements                                    15









INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS

The following information
supplements the Trust's investment
objective, strategies and risks
set forth in the Prospectus.  The
D. L. Babson Bond Trust is an
open-end, diversified management
investment company.  It is
organized as a Missouri common law
trust and is referred to
throughout the Prospectus and this
"Statement of Additional
Information" as the Trust.

Portfolio L will generally have a
duration of between 3.5 and 7
years (excluding short-term
investments).  Portfolio S will
generally have a duration of
between 2 and 4 years (excluding
short-term investments).  Duration
is a portfolio management tool
used to determine the price
sensitivity of an individual bond
or portfolio of fixed income
securities to a change in interest
rates.  Unlike maturity, which
only states when the final payment
is received, the duration of a
fixed income security is the
weighted average maturity,
expressed in years, of the present
value of all future cash flows,
including coupon payments and
principal repayments.  The Fund's
portfolio may include securities
with maturities and durations
outside these ranges.

Repurchase Agreements.  The Trust
may invest in issues of the United
States Treasury or a United States
government agency subject to
repurchase agreements.  A
repurchase agreement involves the
sale of securities to the Trust
with the concurrent agreement by
the seller to repurchase the
securities at the Trust's cost
plus interest at an agreed rate
upon demand or within a specified
time, thereby determining the
yield during the purchaser's
period of ownership.  The result
is a fixed rate of return
insulated from market fluctuations
during such period. Under the
Investment Company Act of 1940,
repurchase agreements are
considered loans by the Trust.

The Trust will enter into such
repurchase agreements only with
United States banks having assets
in excess of $1 billion which are
members of the Federal Deposit
Insurance Corporation, and with
certain securities dealers who
meet the qualifications set from
time to time by the Board of
Trustees of the Trust.  The term
to maturity of a repurchase
agreement normally will be no
longer than a few days. Repurchase
agreements maturing in more than
seven days and other illiquid
securities will not exceed 10% of
the net assets of the Trust.

Repurchase Agreement Risk Factors.
The use of repurchase agreements
involves certain risks. For
example, if the seller of the
agreement defaults on its
obligation to repurchase the
underlying securities at a time
when the value of these securities
has declined, the Trust may incur
a loss upon disposition of them.
If the seller of the agreement
becomes insolvent and subject to
liquidation or reorganization
under the Bankruptcy Code or other
laws, disposition of the
underlying securities may be
delayed pending court proceedings.
Finally, it is possible that the
Trust may not be able to perfect
its interest in the underlying
securities.  While the Trust's
management acknowledges these
risks, it is expected that they
can be controlled through
stringent security selection
criteria and careful monitoring
procedures.

Cash Management.  For purposes
including but not limited to
meeting redemptions and
unanticipated expenses, the Fund
may invest a portion of its assets
in cash or high-quality, short-
term debt obligations readily
changeable into cash such as:

(1) certificates of deposit,
bankers' acceptances and other
short-term obligations issued
domestically by United States
commercial banks having assets of
at least $1 billion and which are
members of the Federal Deposit
Insurance Corporation or holding
companies of such banks; (2)
commercial paper of companies
rated P-2 or higher by Moody's
Investors Service, Inc. (Moody's)
or A-2 or higher by Standard and
Poor's Corporation (S&P), or if
not rated by either Moody's or
S&P, a company's commercial paper
may be purchased by the Fund if
the company has an outstanding
bond issue rated Aa or higher by
Moody's or AA or higher by S&P;
(3) short-term debt securities
which are non-convertible and
which have one year or less
remaining to maturity at the date
of purchase and which are rated Aa
or higher by Moody's or AA or
higher by S&P; (4) negotiable
certificates of deposit and other
short-term debt obligations of
savings and loan associations
having assets of at least $1
billion and which are members of
the Federal Home Loan Banks
Association and insured by the
Federal Deposit Insurance
Corporation.

Investment Restrictions.  In
addition to the investment
objective and portfolio management
policies set forth in the
Prospectus under the caption
"Investment Objective and
Portfolio Management Policy," the
following restrictions also may
not be changed without approval of
the "holders of a majority of the
outstanding shares" of the Trust
or the affected Portfolio series.

The Trust will not: (1) purchase
any investment security for credit
or on margin, except such short-
term credits as are necessary for
the clearance of transactions; (2)
participate on a joint or a joint-
and-several basis in any trading
account in securities; (3) sell
any securities short; (4) borrow
money, securities or other
property in any event or for any
purpose whatsoever, or issue any
security senior to the shares
authorized by the Trust Indenture;
(5) lend money, securities or
other assets of the Trust for any
purpose whatsoever, provided
however, that the acquisition of
any publicly distributed
securities shall not be held or
construed to be the making of a
loan; (6) mortgage, pledge,
hypothecate or encumber in any
manner whatsoever any investment
securities at any time owned or
held by the Trust; (7) underwrite
or participate in the underwriting
of any securities; (8) purchase
shares of other investment
companies except in the open
market at ordinary broker's
commission or pursuant to a plan
of merger or consolidation; (9)
acquire any security issued by any
issuer in which an officer,
director or stockholder of such
issuer is a Trustee of the Trust
or an officer or director of a
principal underwriter (as defined
in the Investment Company Act of
1940) if after the purchase of
such security one or more of the
Trustees owns beneficially more
than one-half (1/2) of one per
centum (1%) of  the  capital
stock of  such  issuer and such
Trustees together own beneficially
more than five per centum (5%) of
the capital stock of such issuer;
(10) acquire any security of
another issuer if immediately
after and as a result of such
acquisition the market value of
such securities of such other
issuer  shall  exceed  five  per
centum  (5%)  of  the market
value  of  the  total  assets  of
the  Trust  or  the Trust  shall
own  more  than  ten  per  centum
(10%) of the outstanding voting
securities of such issuer. This
restriction does not apply to
securities issued by the United
States or any state, county, or
municipality thereof;  (11) invest
more than 25% of the value of its
assets in any one industry; (12)
engage in the purchase or sale of
real estate or commodities; (13)
invest in companies for the
purpose of exercising control of
management; or (14) purchase any
securities which are subject to
legal or contractual restrictions,
i.e., restricted securities which
may not be distributed publicly
without registration under the
Securities Act of 1933.


Portfolio Transactions.  Decisions
to buy and sell securities for the
Trust are made by Jones & Babson,
Inc. pursuant to recommendations
by David L. Babson & Co. Inc.
Trustees of the Trust and officers
of Jones & Babson, Inc. are
generally responsible for
implementing or supervising these
decisions, including allocation of
portfolio brokerage and principal
business and the negotiation of
commissions and/or the price of
the securities.  Although short-
term trading profits are not a
goal of the Trust, it is possible
that it may engage in trading
activity in order to take
advantage of opportunities to
enhance yield, protect principal
or improve quality.  However,
under normal circumstances, it is
anticipated that each Portfolio's
turnover will not exceed 100% on
an annual basis.

In instances where securities are
purchased on a commission basis
the Trust will seek competitive
and reasonable commission rates
based on the circumstances of the
trade involved and to the extent
that they do not detract from the
quality of the execution.

The Trust, in purchasing and
selling portfolio securities, will
seek the best available
combination of execution and
overall price (which shall include
the cost of the transaction)
consistent with the circumstances
which exist at the time.  The
Trust does not intend to solicit
competitive bids on each
transaction.  The Trust expects
that purchases and sales of
portfolio securities usually will
be principal transactions from a
principal market maker for the
securities, unless it appears that
a better combination of price and
execution may be obtained
elsewhere.  Usually there will be
no brokerage commission paid by
the Trust for such purchases.
Purchases from underwriters of
portfolio securities will include
a commission or concession paid by
the issuer to the underwriter, and
purchases from dealers serving as
market makers will include the
spread between the bid and asked
price.

The Trust believes it is in its
best interest and that of its
shareholders to have a stable and
continuous relationship with a
diverse group of financially
strong and technically qualified
broker-dealers who will provide
quality executions at competitive
rates.  Broker-dealers meeting
these qualifications also will be
selected for their demonstrated
loyalty to the Trust, when acting
on its behalf, as well as for any
research or other services
provided to the Trust.  When
buying securities in over-the-
counter markets, the Trust will
select a broker who maintains a
primary market for the security
unless it appears that a better
combination of price and execution
may be obtained elsewhere.  The
Trust normally will not pay a
higher commission rate to broker-
dealers providing benefits or
services to it than it would pay
to broker-dealers who do not
provide it such benefits or
services.  However, the Trust
reserves the right to do so within
the principles set out in Section
28(e) of the Securities Exchange
Act of 1934 when it appears that
this would be in the best
interests of the share-holders.

No commitment is made to any
broker or dealer with regard to
placing of orders for the purchase
or sale of portfolio securities,
and no specific formula is used in
placing such business.  Allocation
is reviewed regularly by both the
Board of Trustees of the Trust and
Jones & Babson, Inc.

Since the Trust does not market
its shares through intermediary
brokers or dealers, it is not the
Trust's practice to allocate
brokerage or principal business on
the basis of sales of its shares
which may be made through such
firms.  However, it may place
portfolio orders with qualified
broker-dealers who recommend the
Trust to other clients, or who act
as agents in the purchase of the
Trust's shares for their clients.

Research services furnished by
broker-dealers may be useful to
the Trust's manager and its
investment counsel in serving
other clients, as well as the
Trust.  Conversely, the Trust may
benefit from research services
obtained by the manager or its
investment counsel from the
placement of portfolio brokerage
of other clients.

When it appears to be in the best
interests of its shareholders, the
Trust may join with other clients
of the manager and its investment
counsel in acquiring or disposing
of a portfolio holding.
Securities acquired or proceeds
obtained will be equitably
distributed between the Trust and
other clients participating in the
transaction.  In some instances,
this investment procedure may
affect the price paid or received
by the Trust or the size of the
position obtained by the Trust.

PERFORMANCE MEASURES

The Trust may advertise "average
annual total return" for each
Portfolio over various periods of
time. Such total return figures
show the average percentage change
in value of an investment in a
Portfolio from the beginning date
of the measuring period to the end
of the measuring period. These
figures reflect changes in the
price of the Trusts' shares and
assume that any income dividends
and/or capital gains distributions
made by a Portfolio during the
period were reinvested in shares
of the Portfolio. Figures will be
given for recent one-, five- and
ten-year periods (if applicable),
and may be given for other periods
as well (such as from commencement
of a Portfolio's operations, or on
a year-by-year basis). When
considering "average" total
return figures for periods longer
than one year, it is important to
note that a Portfolio's annual
total return for any one year in
the period might have been greater
or less than the average for the
entire period.

Performance Comparisons.  In
advertisements or in reports to
shareholders, each Portfolio may
compare its performance to that of
other mutual funds with similar
investment objectives and to bond
or other relevant indices. For
example, the Trust may compare its
performance to rankings prepared
by Lipper Analytical Services,
Inc. (Lipper), a widely recognized
independent service which monitors
the performance of mutual funds.
The Trust may compare its
performance to the Shearson/Lehman
Government/Corporate Index, an
unmanaged index of government and
corporate bonds. Performance
information, rankings, ratings,
published editorial comments and
listings as reported in national
financial publications such as
Kiplinger's Personal Finance
Magazine, Business Week,
Morningstar Mutual Funds,
Investor's Business Daily,
Institutional Investor, The Wall
Street Journal, Mutual Fund
Forecaster, No- Load Investor,
Money, Forbes, Fortune and
Barron's may also be used in
comparing performance of the
Trust.  Performance comparisons
should not be considered as
representative of the future
performance of any Portfolio.

Performance rankings,
recommendations, published
editorial comments and listings
reported in Money, Barron's,
Kiplinger's Personal Finance
Magazine, Financial World, Forbes,
U.S. News & World Report, Business
Week, The Wall Street Journal,
Investors Business Daily, USA
Today, Fortune and Stanger's may
also be cited (if the Trust is
listed in any such publication) or
used for comparison, as well as
performance listings and rankings
from Morningstar Mutual Funds,
Personal Finance, Income and
Safety, The Mutual Fund Letter,
No-Load Fund Investor, United
Mutual Fund Selector, No-Load Fund
Analyst, No-Load Fund X, Louis
Rukeyser's Wall Street newsletter,
Donoghue's Money Letter, CDA
Investment Technologies, Inc.,
Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund
Almanac.

TOTAL RETURN

The Trust's "average annual total
return" figures described and
shown below are computed according
to a formula prescribed by the
Securities and Exchange
Commission. The formula can be
expressed as follows:

P(1+T)n   =  ERV

Where:  P  =  a hypothetical initial payment of $1000
        T  =  average annual total return
        n  =  number of years
      ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).



The table below shows the average
total return for the Portfolios
for the specified periods.



                        Portfolio L             Portfolio S

For the one year
12/1/97-11/30/98        8.13%                   7.47%

For the five years
12/1/93-11/30/98        6.47%                   6.12%

For the ten years
12/1/88-11/30/98        8.58%                   7.87%

From commencement of
operation to 11/30/98*  7.68%                   7.68%
_____________________________________________________

* Portfolio L commenced operation November 2, 1944.
* Portfolio S commenced operation April 19, 1988.

HOW THE TRUST'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of
the Trust, agrees to supply its
best efforts as sole distributor
of the Trust's shares and, at its
own expense, pay all sales and
distribution expenses in
connection with their offering
other than registration fees and
other government charges.  Jones &
Babson, Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas
City, MO  64108-3306

Jones & Babson, Inc. does not
receive any fee or other
compensation under the
distribution agreement which
continues in effect until October
31, 1999, and which will continue
automatically for successive
annual periods ending each October
31, if continued at least annually
by the Trustees, including a
majority of those Trustees who are
not parties to such Agreements or
interested persons of any such
party.  It terminates
automatically if assigned by
either party or upon 60 days
written notice by either party to
the other.

Jones & Babson, Inc. also acts as
sole distributor of the shares for
David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund,
Inc., D. L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc.,
Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund,
Inc., UMB Scout Stock Fund, Inc.,
UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB
Scout Tax-Free Money Market Fund,
Inc., UMB Scout Regional Fund,
Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund,
Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout
Kansas Tax-Exempt Bond Fund, Inc.,
Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small
Cap Fund, Inc. and AFBA Five Star
Fund, Inc.

PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum
investment requirements with
respect to any person or class of
persons, which include
shareholders of the Trust's
special investment programs.
Cancel or change the telephone
investment service, the
telephone/telegraph exchange
service and the automatic monthly
investment plan without prior
notice to you where in the best
interest of the Trust and its
investors.
Cancel or change the
telephone/telegraph redemption
service at any time without
notice.
Begin charging a fee for the
telephone investment service or
the automatic monthly investment
plan and to cancel or change these
services upon 15 days written
notice to you.
Begin charging a fee for the
telephone/telegraph service and
to cancel or change the service
upon 60 days written notice to
you.
Begin charging a fee for the
systematic redemption plan upon
30 days written notice to you.
Waive signature guarantee
requirements in certain instances
where it appears reasonable to do
so and will not unduly affect the
interests of other shareholders.
We may waive the signature
guarantee requirement if you
authorize the telephone/telegraph
redemption method at the same
time you submit the initial
application to purchase shares.
Require signature guarantees if
there appears to be a pattern of
redemptions designed to avoid the
signature guarantee requirement,
or if we have other reason to
believe that this requirement
would be in the best interests of
the Trust and its shareholders.


HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for
the consequences of delays,
including delays in the banking or
Federal Reserve wire systems.  We
cannot process transaction
requests that are not complete and
in good order as described in the
Prospectus.  If you use the
services of any other broker to
purchase or redeem shares of the
Trust, that broker may charge you
a fee.  Each order accepted will
be fully invested in whole and
fractional shares, unless the
purchase of a certain number of
whole shares is specified, at the
net asset value per share next
effective after the order is
accepted by the Trust.

Each investment is confirmed by a
year-to-date statement which
provides the details of the
immediate transaction, plus all
prior transactions in your account
during the current year.  This
includes the dollar amount
invested, the number of shares
purchased or redeemed, the price
per share, and the aggregate
shares owned.  A transcript of all
activity in your account during
the previous year will be
furnished each January.  By
retaining each annual summary and
the last year-to-date statement,
you have a complete detailed
history of your account which
provides necessary tax
information.  A duplicate copy of
a past annual statement is
available from Jones & Babson,
Inc. at its cost, subject to a
minimum charge of $5 per account,
per year requested.

Normally, the shares which you
purchase are held by the Trust in
open account, thereby relieving
you of the responsibility of
providing for the safekeeping of a
negotiable share certificate.
Should you have a special need for
a certificate, one will be issued
on request for all or a portion of
the whole shares in your account.
There is no charge for the first
certificate issued.  A charge of
$3.50 will be made for any
replacement certificates issued.
In order to protect the interests
of the other shareholders, share
certificates will be sent to those
shareholders who request them only
after the Trust has determined
that unconditional payment for the
shares represented by the
certificate has been received by
its custodian, UMB Bank, n.a.

If an order to purchase shares
must be canceled due to non-
payment, the purchaser will be
responsible for any loss incurred
by the Trust arising out of such
cancellation.  To recover any such
loss, the Trust reserves the right
to redeem shares owned by any
purchaser whose order is canceled,
and such purchaser may be
prohibited or restricted in the
manner of placing further orders.

The Trust reserves the right in
its sole discretion to withdraw
all or any part of the offering
made by the prospectus or to
reject purchase orders when, in
the judgment of management, such
withdrawal or rejection is in the
best interest of the Trust and its
shareholders.  The Trust also
reserves the right at any time to
waive or increase the minimum
requirements applicable to initial
or subsequent investments with
respect to any person or class of
persons, which include
shareholders of the Trust's
special investment programs.

The Trust reserves the right to
refuse to accept orders for Trust
shares unless accompanied by
payment, except when a responsible
person has indemnified the Trust
against losses resulting from the
failure of investors to make
payment. In the event that the
Trust sustains a loss as the
result of failure by a purchaser
to make payment, the Trust's
underwriter, Jones & Babson, Inc.,
will cover the loss.


REDEMPTION OF SHARES

We will not be responsible for
the consequences of delays,
including delays in the banking or
Federal Reserve wire systems.  We
cannot process transaction
requests that are not complete and
in good order.  We must receive an
endorsed share certificate with a
signature guarantee, where a
certificate has been issued.

The Telephone/Telegraph
Redemption Service may only be
used for non certificated shares
held in an open account.  We
reserve the right to refuse a
telephone or telegraph redemption
request.  At our option, we may
pay such redemption by wire or
check.  We may reduce or waive the
$10 charge for wiring redemption
proceeds in connection with
certain accounts.

To participate in the Systematic
Redemption Plan your dividends and
capital gains distributions must
be reinvested in additional shares
of the Trust.

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal three-
day period by the Trust's Board of
Trustees under the following
conditions authorized by the
Investment Company Act of 1940:
(1) for any period (a) during
which the New York Stock Exchange
is closed, other than customary
weekend and holiday closing, or
(b) during which trading on the
New York Stock Exchange is
restricted; (2) for any period
during which an emergency exists
as a result of which (a) disposal
by the Trust of securities owned
by it is not reasonably
practicable, or (b) it is not
reasonably practicable for the
Trust to determine the fair value
of its net assets; or (3) for such
other periods as the Securities
and Exchange Commission may by
order permit for the protection of
the Trust's shareholders.


MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc.
employs at its own expense David
L. Babson & Co. Inc., as its
investment counsel.  David L.
Babson & Co. Inc. was founded in
1940, as a private investment
research and counseling organiza-
tion.   David L. Babson & Co. Inc.
serves individual, corporate and
other institutional clients and
participates with Jones & Babson,
Inc. in the management of nine
Babson no-load mutual funds.

The aggregate management fees
paid to Jones & Babson, Inc. by
the Trust during the three most
recent fiscal years ended November
30, 1998, 1997 and 1996 (from
which Jones & Babson, Inc. paid
all the Trust's expenses except
those payable directly by the
Trust) were $ 1,226,260,
$1,275,822, and $1,408,223,
respectively, for Portfolio L and
$370,143, $254,164, and $205,831,
respectively, for Portfolio S.
The annual fee charged by Jones &
Babson, Inc. covers all normal
operating costs of the Trust.  The
annual fee charged by Jones &
Babson, Inc. is higher than the
fees of most other investment
advisers whose charges cover only
investment advisory services with
all remaining operational expenses
absorbed directly by the fund.
Yet, it compares favorably with
these other advisers when all
expenses to shareholders are taken
into account.  The total expenses
of the Trust for the fiscal year
ended November 30, 1998, amounted
to 97/100 of one percent (.97%) of
the average net assets of
Portfolio L and 67/100 of one
percent (.67%) of the average net
assets of Portfolio S.

David L. Babson & Co. Inc. has an
experienced investment analysis
and research staff which
eliminates the need for Jones &
Babson, Inc. and the Trust to
maintain an extensive duplicate
staff, with the consequent
increase in the cost of investment
advisory service.  Jones & Babson,
Inc. pays David L. Babson & Co.
Inc. a fee for each Portfolio of
25/100 of one percent (.25%) of
the average daily total net
assets, which is computed daily
and paid semimonthly.  This fee
has been reduced to 15/100 of one
percent (.15%) for Portfolio S
until March 31, 1999.  The cost of
the services of David L. Babson &
Co. Inc. is included in the
services of Jones & Babson, Inc.
During the three most recent
fiscal years ended November 30,
1998, 1997 and 1996, Jones &
Babson, Inc. paid David L. Babson
& Co. Inc. fees amounting to
$323,879, $335,133, and $371,539,
respectively, for Portfolio L and
$58,443, $58,337, and $47,623,
respectively, for Portfolio S.

Controlling Persons.  Certain
officers and trustees of the Trust
are also officers or directors or
both of other Babson Funds, Jones
& Babson, Inc. or David L. Babson
& Co. Inc.

Jones & Babson, Inc. is a wholly-
owned subsidiary of Business Men's
Assurance Company of America which
is considered to be a controlling
person under the Investment
Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance
organization founded in 1831 based
in Trieste, Italy, is considered
to be a controlling person and is
the ultimate parent of Business
Men's Assurance Company of
America. Mediobanca is a 5% owner
of Generali.

David L. Babson & Co. Inc. is a
wholly-owned subsidiary of DLB
Acquisition Corporation, an
indirect, majority owned
subsidiary of Massachusetts Mutual
Life Insurance Company
headquartered in Springfield,
Massachusetts. Massachusetts
Mutual Life Insurance Company is
an insurance organization founded
in 1851 and is considered to be a
controlling person of David L.
Babson & Co. Inc., under the
Investment Company Act of 1940.



TRUSTEES AND OFFICERS

The officers of the Trust manage
its day-to-day operations.  The
Trust's manager and its officers
are subject to the supervision and
control of the Board of Trustees.

Following is a list of the
officers and trustees of the Trust
and their ages.  Unless noted
otherwise, the address of each
officer and trustee is BMA Tower,
700 Karnes Blvd., Kansas City,
Missouri 64108-3306.  Except as
indicated, each has been an
employee of Jones & Babson, Inc.
for more than five years.

  *Larry D. Armel (57), President
and Director.  President and
Director, Jones & Babson, Inc. and
of each of the Babson Funds, UMB
Scout Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
President and Trustee, D.L. Babson
Bond Trust; Director, AFBA Five
Star Fund, Inc.

Francis C. Rood (64), Director.
Retired, 73-395 Agave Lane, Palm
Desert, California 92260-6653.
Formerly Vice President of
Finance, Hallmark Cards, Inc.;
Director of each of the Babson
Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

William H. Russell (75), Director.
Financial Consultant, 645 West
67th Street, Kansas City, Missouri
64113; previously Vice President,
Sprint; Director of each of the
Babson Funds, Buffalo Funds and
the Investors Mark Series Fund,
Inc.; Trustee,  D.L. Babson Bond
Trust.

H. David Rybolt (56) Director.
Consultant, HDR Associates, P.O.
Box 2468, Shawnee Mission, Kansas
66201; Director of each of the
Babson Funds, (except the Babson-
Stewart Ivory International Fund,
Inc.) Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

P. Bradley Adams (38), Vice
President and Treasurer.  Vice
President and Treasurer, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Vice President and
Chief Financial Officer, AFBA Five
Star Fund, Inc.; Principal
Financial Officer, Investors Mark
Series Fund, Inc.

Martin A. Cramer (49), Vice
President and Secretary.  Vice
President and Secretary, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Secretary and
Assistant Vice President, AFBA
Five Star Fund, Inc.; Secretary,
Investors Mark Series Fund, Inc.

Constance E. Martin (37), Vice
President.  Assistant Vice
President, Jones & Babson, Inc.;
Vice President of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds

Edward L. Martin (49), Vice
President-Portfolio.  Executive
Vice President and Director, David
L. Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President, D. L.
Babson Money Market Fund, Inc., D.
L. Babson Tax-Free Income Fund,
Inc.

Remuneration of Officers and
Trustees.  None of the officers or
trustees of the Trust will be
remunerated by the Trust for their
normal duties and services.  Their
compensation and expenses arising
out of normal operations will be
paid by Jones & Babson, Inc. under
the provisions of the Management
Agreement.

* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.



COMPENSATION TABLE

                  Aggregate        Pension or Retirement   Estimated         Total Compensation
                  Compensation     Benefits Accrued As     Annual Benefits   From All Babson Funds
Name of Trustee   From the Trust   Part of Trust Expenses  Upon Retirement   Paid to Trustees**
_______________   ______________   ______________________  _______________   ___________________
Larry D. Armel*         --                      --              --              --
Francis C. Rood         $500                    --              --              $7,250
William H. Russell      $500                    --              --              $7,250
H. David Rybolt         $500                    --              --              $7,000

*	As an "interested trustee," Mr. Armel received no compensation for his services as a trustee.

**	The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as trustees or directors of eight Babson Funds and to Mr. Russell for services as a trustee or director of nine Babson Funds during the fiscal year ended November 30, 1998. Director/Trustees' fees are paid by the Trust's manager and not by the Trust or the Funds themselves.



Messrs. Rood, Russell and Rybolt
have no financial interest in, nor
are they affiliated with either
Jones & Babson, Inc. or David L.
Babson & Co. Inc.

The Audit Committee of the Board
of Trustees is composed of Messrs.
Rood, Russell and Rybolt.

The trustees of the Trust as a
group own less than 1% of the
Trust.

The Trust will not hold annual
meetings except as required by the
Investment Company Act of 1940 and
other applicable laws.  The Trust
is a common law trust organized
under the laws of Missouri.  Under
the terms of the Declaration of
Trust, a special meeting of
shareholders of the Trust must be
held if the Trust receives the
written request for a meeting from
the shareholders entitled to cast
at least 25% of all the votes
entitled to be cast at the
meeting.  The Trust has undertaken
that its Trustees will call a
meeting of shareholders if such a
meeting is requested in writing by
the holders of not less than 10%
of the outstanding shares of the
Trust.  To the extent required by
the undertaking, the Trust will
assist shareholder communications
in such matters.


HOLIDAYS

The net asset value per share of
each Portfolio is computed once
daily, Monday through Friday, 4:00
p.m. (Eastern Time) except:  days
when the Trust is not open for
business; days on which changes in
the value of a Portfolio's
securities will not materially
affect the net asset value; days
during which no redemption or
purchase order is received by the
Trust; and customary holidays.

The Trust does not compute its
net asset value on the following
customary holidays:

New Year's Day                                  January 1
Martin Luther King, Jr. Day                     Third Monday in January
Presidents' Holiday                             Third Monday in February
Good Friday                                     Friday before Easter
Memorial Day                                    Last Monday in May
Independence Day                                July 4
Labor Day                                       First Monday in September
Thanksgiving Day                                Fourth Thursday in November
Christmas Day                                   December 25


DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

Election to be Taxed as a
Regulated Investment Company.  The
Trust has elected to be treated as
a regulated investment company
under Subchapter M of the Internal
Revenue Code (the "Code"), has
qualified as such for its most
recent fiscal year, and intends to
so qualify during the current
fiscal year.  The trustees reserve
the right not to maintain the
qualification of the Trust as a
regulated investment company if
they determine such course of
action to be beneficial to
shareholders.  In such case, the
Trust will be subject to federal,
and possibly state, corporate
taxes on its taxable income and
gains, and distributions to you
will be taxed as ordinary dividend
income to the extent of the
Trust's available earnings and
profits.

All or a portion of any loss that
you realize upon the redemption of
your shares will be disallowed to
the extent that you purchase other
shares in the Trust (through
reinvestment of dividends or
otherwise) within 30 days before
or after your share redemption.
Any loss disallowed under these
rules will be added to your tax
basis in the new shares you
purchase.

U.S. Government Obligations.
Many states grant tax-free status
to dividends paid to you from
interest earned on direct
obligations of the U.S.
Government, subject in some states
to minimum investment requirements
that must be met by the Trust.
Investments in GNMA/FNMA
securities, bankers' acceptances,
commercial paper and repurchase
agreements collateralized by U.S.
Government securities do not
generally qualify for tax-free
treatment.  At the end of each
calendar year, the Trust will
provide you with the percentage of
any dividends paid that may
qualify for tax-free treatment on
your personal income tax return.
You should consult with your own
tax advisor to determine the
application of your state and
local laws to these distributions.
Because the rules on exclusion of
this income are different for
corporations, corporate
shareholders should consult with
their corporate tax advisors about
whether any of their distributions
may be exempt from corporate
income or franchise taxes.

Dividends-Received Deduction for
Corporations.  Because the Trust's
income is derived primarily from
interest rather than dividends, it
is anticipated that only a small
percentage, if any, of the
dividends paid by the Trust for
the most recent calendar year will
qualify for the dividends-received
deduction.  You will be permitted
in some circumstances to deduct
these qualified dividends, thereby
reducing the tax that you would
otherwise be required to pay on
these dividends.  The dividends-
received deduction will be
available only with respect to
dividends designated by the Trust
as eligible for such treatment.
Dividends so designated by the
Trust must be attributable to
dividends earned by the Trust from
U.S. corporations that were not
debt-financed.

Conversion Transactions.  Gains
realized by the Trust from
transactions that are deemed to be
"conversion transactions" under
the Code, and that would otherwise
produce capital gain may be
recharacterized as ordinary income
to the extent that such gain does
not exceed an amount defined as
the "applicable imputed income
amount."  A conversion
transaction is any transaction in
which substantially all of the
Trust's expected return is
attributable to the time value of
the Trust's net investment in such
transaction, and any one of the
following criteria are met:

(1)	there is an acquisition of
property with a
substantially
contemporaneous agreement
to sell the same or
substantially identical
property in the future;

(2)	the transaction is an
applicable straddle;

(3)	the transaction was
marketed or sold to the
Trust on the basis that it
would have the economic
characteristics of a loan
but would be taxed as
capital gain; or

(4)	the transaction is
specified in Treasury
regulations to be
promulgated in the future.

The applicable imputed income
amount, which represents the
deemed return on the conversion
transaction based upon the time
value of money, is computed using
a yield equal to 120% of the
applicable federal rate, reduced
by any prior recharacterizations
under this provision or the
provisions of Section 263(g) of
the Code dealing with capitalized
carrying costs.

Investments in Original Issue
Discount (OID) and Market Discount
(MD) Bonds.  The Trust's
investments in zero coupon bonds,
bonds issued or acquired at a
discount, delayed interest bonds
or bonds that provide for payment
of interest-in-kind (PIK) may
cause the Trust to recognize
income and make distributions to
you prior to its receipt of cash
payments.  Zero coupon and delayed
interest bonds are normally issued
at a discount and are, therefore,
generally subject to tax reporting
as OID obligations.  The Trust is
required to accrue as income a
portion of the discount at which
these securities were issued, and
to distribute such income each
year (as ordinary dividends) in
order to maintain its
qualification as a regulated
investment company and to avoid
income and excise taxes at the
Trust level.  PIK bonds are
subject to similar tax rules
concerning the amount, character
and timing of income required to
be accrued by the Trust.  Bonds
acquired in the secondary market
for a price less than their stated
redemption price, or revised issue
price in the case of a bond having
OID, are said to have been
acquired with market discount.
For these bonds, the Trust may
elect to accrue market discount on
a current basis, in which case the
Trust will be required to
distribute any such accrued
discount.  If the Trust does not
elect to accrue market discount
into income currently, gain
recognized on sale will be
recharacterized as ordinary income
instead of capital gain to the
extent of any accumulated market
discount on the obligation.

Defaulted Obligations.  The Trust
may be required to accrue income
on defaulted obligations and to
distribute such income to you even
though it is not currently
receiving interest or principal
payments on such obligations.  In
order to generate cash to satisfy
these distribution requirements,
the Trust may be required to
dispose of portfolio securities
that it otherwise would have
continued to hold or to use cash
flows from other sources such as
the sale of Trust shares.

GENERAL INFORMATION AND HISTORY

The Trust was organized in Kansas
City, Missouri, as a common law
trust under an Agreement and
Declaration of Trust dated
November 2, 1944, which was
amended and restated on February
24, 1989. It originally was known
as Mutual Trust. When it came
under the management of Jones &
Babson, Inc., its name was changed
to Babson (D.L.) Income Trust. On
February 14, 1984, shareholders
changed its name to D.L. Babson
Bond Trust. On March 31, 1988, the
issued and outstanding shares of
beneficial interest of the Trust
were redesignated as "Portfolio
L" (longer term) and a second
class or series of shares known as
"Portfolio S" (shorter term) was
created. The Trust is an open-end,
diversified, fully-managed
investment company commonly known
as a mutual fund. Each full and
fractional share, when issued and
outstanding, has: (1) equal voting
rights with respect to matters
which affect the Trust in general
and with respect to matters
relating solely to the interests
of the Portfolio for which issued,
and (2) equal dividend,
distribution and redemption rights
to the assets of the Portfolio for
which issued and to general
assets, if any, of the Trust which
are not specifically allocated to
either Portfolio. Shares when
issued are fully paid and non-
assessable. Except for the
priority of each share in the
assets of its Portfolio, the Trust
will not issue any class of
securities senior to any other
class. The initial par value of
the shares was $1.00 each. On
September 30, 1955, this was
changed to $0.25 each, and three
additional shares at that time
were issued for each share then
outstanding. Shareholders do not
have pre-emptive or conversion
rights.

Non-cumulative voting - These
shares have non-cumulative voting
rights, which means that the
holders of more than 50% of the
shares voting for the election of
Trustees can elect 100% of the
Trustees, if they choose to do so,
and in such event, the holders of
the remaining less than 50% of the
shares voting will not be able to
elect any Trustees.

The Trust's Agreement and
Declaration of Trust permits the
Trust to operate without an annual
meeting of shareholders under
specified circumstances if an
annual meeting is not required by
the Investment Company Act of
1940. There are procedures whereby
the shareholders may remove
trustees. These procedures are
described in the "Statement of
Additional Information" under the
caption "Officers and Trustees."
The Trust has adopted the
appropriate provisions in its By-
Laws and may not, at its
discretion, hold annual meetings
of shareholders for the following
purposes unless required to do so:
(1) election of trustees; (2)
approval of any investment
advisory agreement; (3)
ratification of the selection of
independent auditors; and (4)
approval of a distribution plan.
As a result, the Trust does not
intend to hold annual meetings.

The Trust may use the name
"Babson" in its name so long as
Jones & Babson, Inc. is continued
as manager and David L. Babson &
Co. Inc. as its investment
counsel. Complete details with
respect to the use of the name are
set out in the Management
Agreement between the Trust and
Jones & Babson, Inc.

CUSTODIAN

The Trust's assets are held for
safekeeping by an independent
custodian, UMB Bank, n.a. This
means the bank, rather than the
Trust, has possession of the
Trust's cash and securities.  The
custodian bank is not responsible
for the Trust's investment
management or administration.
But, as directed by the Trust's
Trustees, it delivers cash to
those who have sold securities to
the Trust in return for such
securities, and to those who have
purchased portfolio securities
from the Trust, it delivers such
securities in return for their
cash purchase price.  It also
collects income directly from
issuers of securities owned by the
Trust and holds this for payment
to shareholders after deduction of
the Trust's expenses.  The
custodian is compensated for its
services by the manager.  There is
no separate charge to the Trust.

TRANSFER AGENT

Jones & Babson, Inc. also serves
as transfer agent to the Trust.



INDEPENDENT AUDITORS

The Trust's financial statements
are audited annually by
independent auditors approved by
the trustees each year, and in
years in which an annual meeting
is held the trustees may submit
their selection of independent
auditors to the shareholders for
ratification.  Ernst & Young LLP,
One Kansas City Place, 1200 Main
Street, Suite 2000, Kansas City,
Missouri 64105, is the Trust's
present independent auditor.

OTHER JONES & BABSON FUNDS

The Trust is one of nine no-load
funds comprising the Babson Mutual
Fund Group managed by Jones &
Babson, Inc. in association with
its investment counsel, David L.
Babson & Co. Inc.  The other funds
are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the
objective of long-term growth of
both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long term
above-average growth of both
earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the
objective of long-term growth of
capital by investing in a
diversified portfolio of common
stocks of smaller, faster-growing
companies with market capital of
$15 million to $300 million at
the time of purchase.  This Fund
is intended to be an investment
vehicle for that part of an
investor's capital which can ap-
propriately be exposed to above-
average risk in anticipation of
greater rewards.  This Fund is
currently closed to new
shareholders.

BABSON ENTERPRISE FUND II, INC.
was organized in 1991, with the
objective of long-term growth of
capital by investing in a diver-
sified portfolio of common stocks
of smaller, faster-growing com-
panies which at the time of
purchase are considered by the
Investment Adviser to be
realistically valued in the
smaller company sector of the
market.  This Fund is intended to
be an investment vehicle for that
part of an investor's capital
which can appropriately be
exposed to above-average risk in
anticipation of greater rewards.

BABSON VALUE FUND, INC. was
organized in 1984, with the
objective of long-term growth of
capital and income by investing
in a diversified portfolio of
common stocks which are
considered to be undervalued in
relation to earnings, dividends
and/or assets.

SHADOW STOCK FUND, INC. was
organized in 1987, with the
objective of long-term growth of
capital that can be exposed to
above-average risk in
anticipation of greater-than-
average rewards.  The Fund
expects to reach its objective by
investing in small company stocks
called "Shadow Stocks," i.e.,
stocks that combine the
characteristics of "small stocks"
(as ranked by market capitaliza-
tion) and "neglected stocks"
(least held by institutions and
least covered by analysts).

BABSON-STEWART IVORY INTER-
NATIONAL FUND, INC. was organized
in 1987, with the objective of
seeking a favorable total return
(from market appreciation and
income) by investing primarily in
a diversified portfolio of equity
securities (common stocks and
securities convertible into
common stocks) of established
companies whose primary business
is carried on outside the United
States.

BABSON FIXED INCOME FUNDS

D. L. BABSON MONEY MARKET FUND,
INC. was organized in 1979, to
provide investors the opportunity
to manage their money over the
short term by investing in high-
quality short-term debt instru-
ments for the purpose of
maximizing income to the extent
consistent with safety of
principal and maintenance of
liquidity.  It offers two
portfolios - Prime and Federal.
Money market funds are neither
insured nor guaranteed by the
U.S. Government and there is no
assurance that the funds will
maintain a stable net asset
value.

D. L. BABSON TAX-FREE INCOME
FUND, INC. was organized in 1979,
to provide shareholders the
highest level of regular income
exempt from federal income taxes
consistent with investing in
quality municipal securities.  It
offers three separate high
quality portfolios (including a
money market portfolio) which
vary as to average length of
maturity.  Income from the Tax-
Free Money Market portfolio may
be subject to state and local
taxes as well as the Alternative
Minimum Tax.




BUFFALO FUNDS

Jones & Babson also sponsors and
manages the Buffalo Group of
Mutual Funds.  They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the
objective of long-term capital
growth and high current income
through investing in common
stocks and secondarily by
investing in convertible bonds,
preferred stocks and convertible
preferred stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the
objective of long-term capital
appreciation to be achieved
primarily by investment in common
stocks. Realization of dividend
income is a secondary
consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the
objective of a high level of
current income and secondarily,
capital growth by investing
primarily in high-yielding fixed
income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the
objective of capital growth by
investing in common stocks of
companies based in the United
States that receive greater than
40% of their revenues or pre-tax
income from international
operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the
objective of long-term capital
growth by investment in equity
securities of small companies.

A prospectus for any of the Funds
may be obtained from Jones &
Babson, Inc., BMA Tower, 700
Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. also
sponsors nine mutual funds which
especially seek to provide
services to customers of affiliate
banks of UMB Financial
Corporation. They are: UMB Scout
Stock Fund, Inc., UMB Scout Bond
Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free
Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout
WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc.
and UMB Scout Kansas Tax-Exempt
Bond Fund, Inc.

Jones & Babson, Inc. also
sponsors the AFBA Five Star Fund,
Inc.



FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation
(S&P).

AAA 	Highest Grade. These
securities possess the
ultimate degree of
protection as to principal
and interest.  Marketwise,
they move with interest
rates, and hence provide the
maximum safety on all
counts.

AA 	High Grade. Generally, these
bonds differ from AAA issues
only in a small degree.
Here too, prices move with
the long-term money market.

A 	Upper-medium Grade.  They
have considerable investment
strength, but are not
entirely free from adverse
effects of changes in
economic and trade
conditions.  Interest and
principal are regarded as
safe.  They predominately
reflect money rates in their
market behavior but, to some
extent, also economic
conditions.

BBB  Bonds rated BBB are
regarded as having an
adequate capacity to pay
principal and interest.
Whereas they normally
exhibit protection
parameters, adverse
economic conditions or
changing circumstances are
more likely to lead to a
weakened capacity to pay
principal and interest for
bonds in this category than
for bonds in the A
category.

BB, B, CCC, CC Bonds rated BB, B,
CCC and CC are regarded, on
balance, as predominantly
speculative with respect to the
issuer's capacity to pay interest
and repay principal in accordance
with the terms of the obligations.
BB indicates the lowest degree of
speculation and CC the highest
degree of speculation.  While such
bonds will likely have some
quality and protective
characteristics, these are
outweighed by large uncertainties
or major risk exposures to adverse
conditions.

Moody's Investors Service, Inc.
(Moody's).

Aaa 	Best Quality.  These
securities carry the smal-
lest degree of investment
risk and are generally
referred to as "gilt-edge."
Interest payments are
protected by a large, or by
an exceptionally stable
margin, and principal is
secure.  While the various
protective elements are
likely to change, such
changes as can be visualized
are most unlikely to impair
the fundamentally strong
position of such issues.

Aa	High Quality by All
Standards.  They are rated
lower than the best bonds
because margins of
protection may not be as
large as in Aaa securities,
fluctuation of protective
elements may be of greater
amplitude, or there may be
other elements present which
make the long-term risks
appear somewhat greater.

A 	Upper-medium Grade.  Factors
giving security to principal
and interest are considered
adequate, but elements may
be present which suggest a
susceptibility to impairment
sometime in the future.

Baa 	Bonds which are rated Baa
are considered as medium
grade obligations, i.e.,
they are neither highly
protected nor poorly
secured. Interest payments
and principal security
appear adequate for the
present, but certain
protective elements may be
lacking or may be
characteristically
unreliable over any great
length of time.  Such bonds
lack outstanding investment
characteristics and in fact
have speculative
characteristics as well.

Ba 	Bonds which are rated Ba are
judged to have predominantly
speculative elements; their
future cannot be considered
as well assured.  Often the
protection of interest and
principal payments may be
very moderate and thereby
not well safeguarded during
both good and bad times over
the future.  Uncertainty of
position characterizes bonds
in this class.

B 	Bonds which are rated B
generally lack
characteristics of the
desirable investment.
Assurance of interest and
principal payments or
maintenance of other terms
of the contract over any
long period of time may be
small.

Caa 	Bonds which are rated Caa
are of poor standing.  Such
issues may be in default or
there may be present
elements of danger with
respect to principal or
interest.

Ca 	Bonds which are rated Ca
represent obligations which
are speculative in a high
degree.  Such issues are
often in default or have
other marked shortcomings.
Description of Commercial Paper
Ratings:

Moody's . . . Moody's commercial
paper rating is an opinion of the
ability of an issuer to repay
punctually promissory obligations
not having an original maturity in
excess of nine months.  Moody's
has one rating - prime.  Every
such prime rating means Moody's
believes that the commercial paper
note will be redeemed as agreed.
Within this single rating category
are the following classifications:

Prime - 1      Highest
Quality
Prime - 2      Higher
Quality
Prime - 3      High Quality

The criteria used by Moody's for
rating a commercial paper issuer
under this graded system include,
but are not limited to the
following factors:

(1)	evaluation of the
management of the issuer;

(2)	economic evaluation of the
issuer's industry or
industries and an appraisal
of speculative type risks
which may be inherent in
certain areas;

(3)	evaluation of the issuer's
products in relation to
competition and customer
acceptance;

(4)	liquidity;

(5)	amount and quality of long-
term debt;

(6)	trend of earnings over a
period of ten years;

(7)	financial strength of a
parent company and
relationships which exist
with the issuer; and

(8)	recognition by the
management of obligations
which may be present or may
arise as a result of public
interest questions and
preparations to meet such
obligations.

S&P . . .Standard & Poor's
commercial paper rating is a
current assessment of the
likelihood of timely repayment of
debt having an original maturity
of no more than 270 days.  Ratings
are graded into four categories,
ranging from "A" for the highest
quality obligations to "D" for the
lowest.  The four categories are
as follows:

A	Issues assigned this
highest rating are regarded
as having the greatest
capacity for timely
payment.  Issues in this
category are further
refined with the
designations 1, 2, and 3 to
indicate the relative
degree of safety.

A-1	This designation indicates
that the degree of safety
regarding timely payment is
very strong.

A-2	Capacity for timely payment
on issues with this
designation is strong.
However, the relative
degree of safety is not as
over-whelming.

A-3	Issues carrying this
designation have a
satisfactory capacity for
timely payment.  They are,
however, somewhat more
vulnerable to the adverse
effects of changes in
circumstances than
obligations carrying the
higher designations.

B	Issues rated "B" are
regarded as having only an
adequate capacity for
timely payment.
Furthermore, such capacity
may be damaged by changing
conditions or short-term
adversities.

C	This rating is assigned to
short-term debt obligations
with a doubtful capacity
for payment.

D	This rating indicates that
the issuer is either in
default or is expected to
be in default upon
maturity.

The Trust may invest a portion of
its assets in lower rated fixed-
income securities and unrated
securities of comparable quality.
The market values of such
securities tend to reflect
individual corporate developments
to a greater extent than do higher
rated securities, which react
primarily to fluctuations in the
general level of interest rates.
Such lower rated securities also
tend to be more sensitive to
economic conditions than higher
rated securities.  These lower
rated fixed-income securities are
considered by S&P and Moody's, on
balance, to be predominantly
speculative with respect to
capacity to pay interest and repay
principal in accordance with the
terms of the obligation and will
generally involve more credit risk
than securities in the higher
rating categories.  Even
securities rated BBB by S&P or Baa
by Moody's, which are considered
investment grade, possess some
speculative characteristics.

The risk of loss due to default
by the issuer may be significantly
greater for the holders of high
yielding securities, because such
securities are generally unsecured
and are often subordinated to
other creditors of the issuer.  In
addition, since the high yield
bond market is relatively new, its
growth has paralleled a long
economic expansion, and it has not
weathered a recession in its
present size and form.  An
economic downturn could disrupt
the market for high yield bonds
and adversely affect the value of
outstanding bonds and the ability
of issuers of such bonds to repay
principal and interest.

The Trust may have difficulty
disposing of certain high yielding
securities because there may be a
thin trading market for a
particular security at any given
time.  To the extent a secondary
trading market for high yielding,
fixed-income securities does
exist, it is generally not as
liquid as the secondary market for
higher rated securities.  Reduced
liquidity in the secondary market
may have an adverse impact on
market price and the Trust's
ability to dispose of particular
issues, when necessary, to meet
the Trust's liquidity needs or in
response to a specific economic
event, such as the deterioration
in the creditworthiness of the
issuer.  Reduced liquidity in the
secondary market for certain
securities may also make it more
difficult for the Trust to obtain
market quotations based on actual
trades for purposes of valuing the
Portfolios.

FINANCIAL STATEMENTS

The audited financial statements
of the Trust which are contained
in the November 30, 1998, Annual
Report to Shareholders are
incorporated herein by reference.



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